Supplement to the
Fidelity® Advisor Emerging Asia Fund
Institutional Class
December 30, 2002 Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on beginning on page 5.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Institutional Class shares of the fund. The annual class operating expenses below for Institutional Class are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for Institutional Class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

Institutional Class
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from class assets)

Institutional Class
Management fee	0.73%
Distribution and/or Service (12b-1) fees	None
Other expenses	1.50%
Total annual class operating expensesA	2.23%

A Effective June 16, 1999 FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.75%. This arrangement may be discontinued by FMR at any time.

AEAI-03-01 February 27, 2003
1.725514.108

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total Institutional Class operating expenses, after reimbursement, would have been 1.73%.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Institutional Class's annual return is 5% and that your shareholder fees and Institutional Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Institutional Class
1 year	$ 226
3 years	$ 697
5 years	$ 1,195
10 years	$ 2,565

Supplement to the
Fidelity® Advisor Emerging Asia Fund
Class A, Class T, Class B, and Class C,
December 30, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on beginning on page 6.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses below for each class are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%A	3.50%B	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)C	NoneD	NoneD	5.00%E	1.00%F
Sales charge (load) on reinvested distributions	None	None	None	None

A Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

B Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

C A contingent deferred sales charge may be charged when you sell your shares or if your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

D Certain purchases of Class A and Class T shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 0.25% if redeemed less than one year after purchase. See "Special Purchase Shares" on page 33.

E Declines over 6 years from 5.00% to 0%.

F On Class C shares redeemed less than one year after purchase.

AEA-03-01 February 27, 2003
1.725513.113

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	1.63%	1.98%	1.95%	1.85%
Total annual class operating expensesA	2.61%	3.21%	3.68%	3.58%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, (including those contemplated by the Class A and Class T Rule 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Emerging Asia	2.00%	6/16/99	2.25%	6/16/99	2.75%	6/16/99	2.75%	6/16/99

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or promote the sale of class shares. Including this reduction, the total Class A, Class T, Class B, and Class C operating expenses are shown in the table below.

Total Operating ExpensesA
Advisor Emerging Asia - Class A	1.98%
Advisor Emerging Asia - Class T	2.23%
Advisor Emerging Asia - Class B	2.73%
Advisor Emerging Asia - Class C	2.73%

A After reimbursement.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 824	$ 824	$ 663	$ 663	$ 870	$ 370	$ 461	$ 361
3 years	$ 1,340	$ 1,340	$ 1,304	$ 1,304	$ 1,426	$ 1,126	$ 1,097	$ 1,097
5 years	$ 1,881	$ 1,881	$ 1,970	$ 1,970	$ 2,102	$ 1,902	$ 1,855	$ 1,855
10 years	$ 3,350	$ 3,350	$ 3,740	$ 3,740	$ 3,587A	$ 3,587A	$ 3,845	$ 3,845

A Reflects conversion to Class A shares after a maximum of seven years.

Supplement to the
Fidelity® Advisor Europe Capital Appreciation Fund
Institutional Class
December 30, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Institutional Class shares of the fund. The annual class operating expenses provided below for Institutional Class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

Institutional Class
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from class assets)

Institutional Class
Management fee	0.73%
Distribution and/or Service (12b-1) fees	None
Other expenses	1.40%
Total annual class operating expensesA	2.13%

A Effective August 1, 2002, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.50%. This arrangement may be discontinued by FMR at any time.

AEURI-03-01 February 27, 2003
1.740420.106

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total Institutional Class operating expenses, after reimbursement, would have been 1.45%.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Institutional Class's annual return is 5% and that your shareholder fees and Institutional Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Institutional Class
1 year	$ 216
3 years	$ 667
5 years	$ 1,144
10 years	$ 2,462

Supplement to the
Fidelity® Advisor Europe Capital Appreciation Fund
Class A, Class T, Class B, and Class C
December 30, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for each class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%A	3.50%B	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)C	NoneD	NoneD	5.00%E	1.00%F
Sales charge (load) on reinvested distributions	None	None	None	None

A Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

B Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

C A contingent deferred sales charge may be charged when you sell your shares or if your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

D Certain purchases of Class A and Class T shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 0.25% if redeemed less than one year after purchase. See "Special Purchase Shares" on page 38.

E Declines over 6 years from 5.00% to 0%.

F On Class C shares redeemed less than one year after purchase.

AEUR-03-01 February 27, 2003
1.739238.109

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	1.65%	1.63%	1.66%	1.55%
Total annual class operating expensesA	2.63%	2.86%	3.39%	3.28%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those contemplated by the Class A and Class T Rule 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Europe Capital Appreciation	1.75%	8/1/02	2.00%	8/1/02	2.50%	8/1/02	2.50%	8/1/02

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or promote the sale of class shares. Including this reduction, the total Class A, Class T, Class B, and Class C operating expenses are shown in the table below.

Total Operating ExpensesA
Advisor Europe Capital Appreciation - Class A	1.70%
Advisor Europe Capital Appreciation - Class T	1.96%
Advisor Europe Capital Appreciation - Class B	2.45%
Advisor Europe Capital Appreciation - Class C	2.45%

A After reimbursement.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Class A, Class T, Class B, and Class C's annual return is 5% and that your shareholder fees and Class A, Class T, Class B, and Class C's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 926	$ 826	$ 629	$ 629	$ 842	$ 342	$ 431	$ 331
3 years	$ 1,345	$ 1,345	$ 1,205	$ 1,206	$ 1,342	$ 1,042	$ 1,010	$ 1,010
5 years	$ 1,890	$ 1,890	$ 1,806	$ 1,806	$ 1,965	$ 1,765	$ 1,712	$ 1,712
10 years	$ 3,368	$ 3,368	$ 3,424	$ 3,424	$ 3,425A	$ 3,425A	$ 3,576	$ 3,576

A Reflects conversion to Class A shares after a maximum of seven years.

Supplement to the
Fidelity® Advisor Global Equity Fund
Institutional Class
December 30, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Institutional Class shares of the fund. The annual class operating expenses provided below for Institutional Class are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for Institutional Class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

Institutional Class
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from class assets)

Institutional Class
Management fee	0.73%
Distribution and/or Service (12b-1) fees	None
Other expenses	1.28%
Total annual class operating expensesA	2.01%

A Effective August 1, 2002, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.50%. This arrangement may be discontinued by FMR at any time.

AGLOI-03-01 February 27, 2003
1.743464.106

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total Institutional Class operating expenses, after reimbursement, would have been 1.46%.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Institutional Class's annual return is 5% and that your shareholder fees and Institutional Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Institutional Class
1 year	$ 204
3 years	$ 630
5 years	$ 1,083
10 years	$ 2,338

Supplement to the
Fidelity® Advisor Global Equity Fund
Class A, Class T, Class B, and Class C
December 30, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for each class are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%A	3.50%B	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)C	NoneD	NoneD	5.00%E	1.00%F
Sales charge (load) on reinvested distributions	None	None	None	None

A Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

B Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

C A contingent deferred sales charge may be charged when you sell your shares or if your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

D Certain purchases of Class A and Class T shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 0.25% if redeemed less than one year after purchase. See "Special Purchase Shares" on page 36.

E Declines over 6 years from 5.00% to 0%.

F On Class C shares redeemed less than one year after purchase.

AGLO-03-01 February 27, 2003
1.737647.109

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) fees	0.26%A	0.51%A	1.00%	1.00%
Other expenses	1.46%	1.68%	1.69%	1.51%
Total annual class operating expensesB	2.45%	2.92%	3.42%	3.24%

A Under the Class A and Class T 12b-1 plans, a portion of the brokerage commissions paid when the fund buys or sells a portfolio security may be used to promote the sale of class shares. These commissions are paid by the fund in its day-to-day investment activities and are not a separate charge to class assets. Excluding these brokerage commissions, the 12b-1 fees for Class A and Class T are 0.25% and 0.50%, respectively, and the total annual class operating expenses are 2.44% and 2.91%, respectively.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those contemplated by the Class A and Class T Rule 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Global Equity	1.75%	8/1/02	2.00%	8/1/02	2.50%	8/1/02	2.50%	8/1/02

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or promote the sale of class shares. Including this reduction, the total Class A, Class T, Class B, and Class C operating expenses are shown in the table below.

Total Operating ExpensesA
Advisor Global Equity - Class A	1.73%
Advisor Global Equity - Class T	1.97%
Advisor Global Equity - Class B	2.46%
Advisor Global Equity - Class C	2.46%

A After reimbursement.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 809	$ 809	$ 636	$ 636	$ 844	$ 344	$ 427	$ 327
3 years	$ 1,295	$ 1,295	$ 1,225	$ 1,225	$ 1,348	$ 1,048	$ 998	$ 998
5 years	$ 1,805	$ 1,805	$ 1,839	$ 1,839	$ 1,974	$ 1,774	$ 1,693	$ 1,693
10 years	$ 3,201	$ 3,201	$ 3,488	$ 3,488	$ 3,376A	$ 3,376A	$ 3,540	$ 3,540

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces similar information found in the "Fund Services" section on page 33.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A anticipates using brokerage commissions equal to 0.01% of its average net assets for distribution purposes in fiscal year 2003.

The following information replaces similar information found in the "Fund Services" section on page 34.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T anticipates using brokerage commissions equal to 0.01% of its average net assets for distribution purposes in fiscal year 2003.

Supplement to the
Fidelity® Advisor Korea Fund
Institutional Class
December 30, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Institutional Class shares of the fund. The annual class operating expenses provided below for Institutional Class are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for Institutional Class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

Institutional Class
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from class assets)

Institutional Class
Management fee	0.83%
Distribution and/or Service (12b-1) fees	None
Other expenses	1.46%
Total annual class operating expensesA	2.29%

A Effective August 1, 2002, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.75%. This arrangement may be discontinued by FMR at any time.

AKORI-03-01 February 27, 2003
1.750123.106

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total Institutional Class operating expenses, after reimbursement, would have been 1.74%.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Institutional Class's annual return is 5% and that your shareholder fees and Institutional Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Institutional Class
1 year	$ 232
3 years	$ 715
5 years	$ 1225
10 years	$ 2626

Supplement to the
Fidelity® Advisor Korea Fund
Class A, Class T, Class B, and Class C
December 30, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for each class are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%A	3.50%B	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)C	NoneD	NoneD	5.00%E	1.00%F
Sales charge (load) on reinvested distributions	None	None	None	None

A Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

B Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

C A contingent deferred sales charge may be charged when you sell your shares or if your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

D Certain purchases of Class A and Class T shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 0.25% if redeemed less than one year after purchase. See "Special Purchase Shares" on page 34.

E Declines over 6 years from 5.00% to 0%.

F On Class C shares redeemed less than one year after purchase.

AKOR-03-01 February 27, 2003
1.750122.110

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.83%	0.83%	0.83%	0.83%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	1.47%	1.76%	1.72%	1.59%
Total annual class operating expensesA	2.55%	3.09%	3.55%	3.42%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those contemplated by the Class A and Class T Rule 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Korea	2.00%	8/1/02	2.25%	8/1/02	2.75%	8/1/02	2.75%	8/1/02

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or promote the sale of class shares. Including this reduction, the total Class A, Class T, Class B and Class C operating expenses are shown in the table below.

Total Operating Expenses
Advisor Korea - Class A	1.98%A
Advisor Korea - Class T	2.23%A
Advisor Korea - Class B	2.73%A
Advisor Korea - Class C	2.73%A

A After reimbursement.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 818	$ 818	$ 651	$ 651	$ 858	$ 358	$ 445	$ 345
3 years	$ 1,323	$ 1,323	$ 1,270	$ 1,270	$ 1,388	$ 1,088	$ 1,051	$ 1,051
5 years	$ 1,852	$ 1,852	$ 1,914	$ 1,914	$ 2,040	$ 1,840	$ 1,779	$ 1,779
10 years	$ 3,294	$ 3,294	$ 3,633	$ 3,633	$ 3,492A	$ 3,492A	$ 3,703	$ 3,703

A Reflects conversion to Class A shares after a maximum of seven years.

Supplement to the
Fidelity® Advisor Latin America Fund
Institutional Class
December 30, 2002 Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Institutional Class shares of the fund. The annual class operating expenses provided below for Institutional Class are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for Institutional Class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

	Institutional Class
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from class assets)

	Institutional Class
Management fee	0.73%
Distribution and/or Service (12b-1) fees	None
Other expenses	5.13%
Total annual class operating expensesA	5.86%

A Effective December 22, 1998, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.75%. This arrangement may be discontinued by FMR at any time.

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A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total Institutional Class operating expenses, after reimbursement, would have been 1.72%.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Institutional Class's annual return is 5% and that your shareholder fees and Institutional Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

	Institutional Class
1 year	$ 583
3 years	$ 1,735
5 years	$ 2,868
10 years	$ 5,614

The following information replaces the similar biographical information found in the "Fund Management" section on page 27.

Claudio Brocado is manager of Advisor Latin America Fund, which he has managed since January 2003. Since joining Fidelity Investments in 2002, Mr. Brocado has worked as a research analyst and manager.

Supplement to the
Fidelity® Advisor Latin America Fund
Class A, Class T, Class B, and Class C
December 30, 2002 Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for each class are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%A	3.50%B	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)C	NoneD	NoneD	5.00%E	1.00%F
Sales charge (load) on reinvested distributions	None	None	None	None

A Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

B Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

C A contingent deferred sales charge may be charged when you sell your shares or if your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

D Certain purchases of Class A and Class T shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 0.25% if redeemed less than one year after purchase. See "Special Purchase Shares" on page 32.

E Declines over 6 years from 5.00% to 0%.

F On Class C shares redeemed less than one year after purchase.

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Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	5.38%	5.79%	5.54%	5.52%
Total annual class operating expensesA	6.36%	7.02%	7.27%	7.25%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those contemplated by the Class A and Class T Rule 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Latin America	2.00%	12/22/98	2.25%	12/22/98	2.75%	12/22/98	2.75%	12/22/98

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or promote the sale of class shares. Including this reduction, the total Class A, Class T, Class B, and Class C operating expenses are shown in the table below.

	Total Operating Expenses
Advisor Latin America - Class A	1.97%A
Advisor Latin America - Class T	2.22%A
Advisor Latin America - Class B	2.72%A
Advisor Latin America - Class C	2.72%A

A After reimbursement.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 1,170	$ 1,170	$ 1,021	$ 1,021	$ 1,219	$ 719	$ 817	$ 717
3 years	$ 2,337	$ 2,337	$ 2,321	$ 2,321	$ 2,408	$ 2,108	$ 2,103	$ 2,103
5 years	$ 3,472	$ 3,472	$ 3,570	$ 3,570	$ 3,634	$ 3,434	$ 3,427	$ 3,427
10 years	$ 6,177	$ 6,177	$ 6,478	$ 6,478	$ 6,293A	$ 6,293A	$ 6,485	$ 6,485

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces the similar biographical information found in the "Fund Management" section on page 31.

Claudio Brocado is manager of Advisor Latin America Fund, which he has managed since January 2003. Since joining Fidelity Investments in 2002, Mr. Brocado has worked as a research analyst and manager.